Note 14 - Related Party Transactions (Details) - Loan Transactions with Related Parties (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Loan Transactions with Related Parties [Abstract]
Balance, beginning of year	$ 1,680	$ 1,380
Balance, end of year	1,586	1,680
New loans		395
Repayments	$ (94)	$ (95)